Condensed Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Total	Class A Common Stock	Class B common stock	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Sep. 08, 2019
Beginning balance, shares at Sep. 08, 2019		0
Issuance of Class B ordinary shares to Sponsor at approximately $0.004 per share	$ 25,000		$ 690	24,310
Issuance of Class B ordinary shares to Sponsor at approximately $0.004 per share, shares			6,900,000
Net income (loss)	(22,966)		$ (22,966)		(22,966)
Ending balance at Dec. 31, 2019	2,034		$ 690	24,310	(22,966)
Ending balance, shares at Dec. 31, 2019			6,900,000
Accretion for Class A ordinary shares to redemption amount	(33,015,607)			(24,310)	(32,991,297)
Net income (loss)	8,986,375				8,986,375
Ending balance at Mar. 31, 2020	(24,027,198)		$ 690		(24,027,888)
Ending balance, shares at Mar. 31, 2020			6,900,000
Beginning balance at Dec. 31, 2019	2,034		$ 690	24,310	(22,966)
Beginning balance, shares at Dec. 31, 2019			6,900,000
Net income (loss)	(814,819)	(628,360)	$ (186,459)
Ending balance at Sep. 30, 2020	(33,828,392)		$ 690		(33,829,082)
Ending balance, shares at Sep. 30, 2020			6,900,000
Beginning balance at Dec. 31, 2019	2,034		$ 690	24,310	(22,966)
Beginning balance, shares at Dec. 31, 2019			6,900,000
Accretion of Class A ordinary shares to redemption	(33,015,607)			(24,310)	(32,991,297)
Net income (loss)	(10,506,796)	(8,186,784)	$ (2,320,012)		(10,506,796)
Ending balance at Dec. 31, 2020	(43,520,369)		$ 690		(43,521,059)
Ending balance, shares at Dec. 31, 2020		0	6,900,000
Beginning balance at Mar. 31, 2020	(24,027,198)		$ 690		(24,027,888)
Beginning balance, shares at Mar. 31, 2020			6,900,000
Net income (loss)	1,446,495				1,446,495
Ending balance at Jun. 30, 2020	(22,580,703)		$ 690		(22,581,393)
Ending balance, shares at Jun. 30, 2020			6,900,000
Net income (loss)	(11,247,689)	$ (8,998,151)	$ (2,249,538)		(11,247,689)
Ending balance at Sep. 30, 2020	(33,828,392)		$ 690		(33,829,082)
Ending balance, shares at Sep. 30, 2020			6,900,000
Beginning balance at Dec. 31, 2020	(43,520,369)		$ 690		(43,521,059)
Beginning balance, shares at Dec. 31, 2020		0	6,900,000
Net income (loss)	11,771,204				11,771,204
Ending balance at Mar. 31, 2021	(31,749,165)		$ 690		(31,749,855)
Ending balance, shares at Mar. 31, 2021			6,900,000
Beginning balance at Dec. 31, 2020	(43,520,369)		$ 690		(43,521,059)
Beginning balance, shares at Dec. 31, 2020		0	6,900,000
Net income (loss)	15,450,188	$ 12,360,150	$ 3,090,038
Ending balance at Sep. 30, 2021	(28,070,181)		$ 690		(28,070,871)
Ending balance, shares at Sep. 30, 2021			6,900,000
Beginning balance at Mar. 31, 2021	(31,749,165)		$ 690		(31,749,855)
Beginning balance, shares at Mar. 31, 2021			6,900,000
Net income (loss)	(1,876,059)				(1,876,059)
Ending balance at Jun. 30, 2021	(33,625,224)		$ 690		(33,625,914)
Ending balance, shares at Jun. 30, 2021			6,900,000
Net income (loss)	5,555,043	$ 4,444,034	$ 1,111,009		5,555,043
Ending balance at Sep. 30, 2021	$ (28,070,181)		$ 690		$ (28,070,871)
Ending balance, shares at Sep. 30, 2021			6,900,000